Basis of Presentation: (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands					12 Months Ended
	Apr. 16, 2021 USD ($)	Aug. 16, 2019 USD ($)	Oct. 01, 2018 USD ($)	Aug. 10, 2018 USD ($)	Dec. 26, 2020 segment
Business acquisition
Number of operating business segments | segment					3
Consideration for acquisition of membership interest	$ 39,102
Affiliates of CCMP
Business acquisition
Ownership interest (in percent)					79.10%
Affiliates of Oak Hill Funds
Business acquisition
Ownership interest (in percent)					16.70%
Current and former members of management
Business acquisition
Ownership interest (in percent)					4.20%
MinuteKey
Business acquisition
Consideration for acquisition of membership interest				$ 156,289
Big Time
Business acquisition
Consideration for acquisition of membership interest			$ 348,834
Resharp
Business acquisition
Consideration for acquisition of membership interest		$ 21,100